Consolidated Income Statement (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenue	$ 1,939	$ 2,011	$ 5,362	$ 7,987
Research & development	(7,066)	(8,250)	(20,496)	(27,776)
Manufacturing commercialization	(6,246)	(5,590)	(19,006)	(19,717)
Management and administration	(6,407)	(7,567)	(19,688)	(21,259)
Fair value remeasurement of contingent consideration	1,318	672	7,307	601
Fair value remeasurement of warrant liability	(517)	896	(1,229)	3,048
Other operating income and expenses	3,317	392	3,278	(12)
Finance costs	(4,984)	(3,911)	(15,670)	(12,951)
Loss before income tax	(18,646)	(21,347)	(60,142)	(70,079)
Income tax benefit/(expense)	46	45	172	187
Loss attributable to the owners of Mesoblast Limited	$ (18,600)	$ (21,302)	$ (59,970)	$ (69,892)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share (in dollars per share)	$ (0.0253)	$ (0.0328)	$ (0.0829)	$ (0.1078)
Diluted - losses per share (in dollars per share)	$ (0.0253)	$ (0.0328)	$ (0.0829)	$ (0.1078)